Share-based payment plans - Equity settled SARs - Summary (Details) - Equity-settled SARs	12 Months Ended
	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments
Number of SARs
Outstanding, beginning of year | EquityInstruments	3,161,657	2,233,299
SARs issued | EquityInstruments	499,339	1,161,900
SARs exercised | EquityInstruments	(201,155)	(189,708)
SARs cancelled | EquityInstruments	(121,693)	(43,834)
Outstanding, end of year | EquityInstruments	3,338,148	3,161,657
SARs exercisable, end of year | EquityInstruments	1,812,010	1,395,572
Weighted average exercise price
Outstanding, beginning of year | $	$ 78.04	$ 81.18
Issued | $	75.32	68.09
SARs exercised | $	63.07	53.65
Cancelled | $	76.02	80.08
Outstanding, end of year | $	78.61	78.04
SARs exercisable, end of year | $	$ 83.50	$ 82.70